LAND USE RIGHTS, NET (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Land use right, net	$ 126,149	$ 134,341
Amortization expense	3,184	3,350	$ 3,488
Operating Lease Arrangement [Member] | Lenders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Land use right, net	$ 46,872	$ 33,885			¥ 332,784	¥ 233,738
Operating Lease Arrangement [Member] | FAW Jilin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Land use right, net				$ 88,380			¥ 615,419
Operating lease description				One land is for commercial land use and expires in 2050. The other two lands are for industrial use and expire in 2061 and 2062, respectively. The land use rights provided a total area of 13 million square feet